Cost of sales	6 Months Ended
Jun. 30, 2026
Cost of Sales [Abstract]
Cost of sales	Cost of sales

	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

Salaries and wages	427	395
Stores and other consumables	468	468
Fuel, power and water	329	266
Mining contractors	501	389
Other	35	71
Operating costs	1,760	1,589
Royalties	302	186
Total operating costs	2,062	1,775
Retrenchment costs	1	1
Rehabilitation and other non-cash costs	29	19
Amortisation of tangible assets	556	510
Amortisation of right of use assets	44	48
Inventory change	2	19
	2,694	2,372